Lease liability	6 Months Ended
Jun. 30, 2023
Lease liability [Abstract]
Lease liability
10.	Lease liability
At June 30, 2023, the Group’s lease liability amounted to $1.0 million relating to the lease of an office as explained in Note 8, “Property, plant and equipment”.